Consolidated Statements Of Cash Flows (Parenthetical) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Non cash activities (Abstract)
Increase in assets excluding cash and cash equivalent, increase	¥ 2,132,740	¥ 283,697
Increase in liabilities	¥ 1,784,621	¥ 298,331